Income Taxes - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Income Expense [Line Items]
Excess MCIT deducted against RCIT	₱ 5,000,000	₱ 2,000,000	₱ 1,426,000,000
Unrecognized deferred income tax assets	748,000,000	901,000,000
Total excess MCIT	118,000,000
Expired portion of excess MCIT	3,000,000	0	1,000,000
Total NOLCO claimed as deduction against future taxable income	1,252,000,000
Deduction against taxable income	42,000,000	556,000,000	2,109,000,000
Expired portion of excess NOLCO	225,000	990,000,000	₱ 1,170,000,000
Expiration amount of NOLCO incurred after five years	₱ 1,016,000,000	81,000,000
Extended period of carry over period for net operating loss carry over	5 years
Previous extended period of carry over period for net operating loss carry over	3 years
December Thirty One Two Thousand And Twenty Two Net [Member]
Disclosure Of Other Income Expense [Line Items]
Total excess MCIT	₱ 118,000,000
Total NOLCO claimed as deduction against future taxable income	1,097,000,000
DMPI and ePLDT [Member]
Disclosure Of Other Income Expense [Line Items]
Unrecognized deferred income tax assets	₱ 135,000,000	₱ 201,000,000
Clark Tel [Member]
Disclosure Of Other Income Expense [Line Items]
Special income tax rate as percentage of gross sales	5.00%